SHARE-BASED COMPENSATION (Details 4) - $ / shares	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Investments, Debt and Equity Securities [Abstract]
Weighted-Average Stock Price		$ 2.65
Weighted-Average Probability		6.00%
Weighted-Average Term in Years		3 years
Weighted-Average Volatility	90.01%	83.30%